Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Information

20. Segment information

Reportable Segments

We manage our business, analyze and report our results of operations on the basis of one business segment—leasing, financing, sales and management of commercial aircraft and engines.

The following table sets forth the percentage of lease revenue attributable to individual countries representing at least 10% of total lease revenue in any year based on each airline’s principal place of business for the years indicated:

	2010	2011	2012

United States of America	8.4%	8.8%	12.1%
Russia	11.3%	10.3%	9.4%
Germany	12.0%	9.3%	9.0%

The following table sets forth the percentage of long-lived assets (flight equipment and intangible assets) attributable to individual countries representing at least 10% of total long-lived assets in 2012 based on each airline’s principal place of business for the years indicated:

2012

United States of America	16.6%
Russia	11.4%

During the years ended December 31, 2010, 2011 and 2012, no lease revenue and no long-lived assets were attributable to The Netherlands, our country of domicile.